Non-current provisions and other non-current financial and non-financial liabilities	12 Months Ended
Dec. 31, 2023
Non-current provisions and other non-current financial and non-financial liabilities
Non-current provisions and other non-current financial and non-financial liabilities

18.Non-current provisions and other non-current financial and non-financial liabilities

Of the total amount of non-current provisions and other non-current financial and non-financial liabilities amounting to €1,048,473 at December 31, 2023 (2022: €1,183,910), €330,376 (2022: €988,624) are due in between more than one and three years, €627,201 (2022: €86,464) are due in between three to five years and €90,896 (2022: €108,822) are due after five years.

The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2023	translation	group	Utilized	Reversed	Additions	Reclassifications	2023

Self-insurance programs	142,562	(4,429)	—	(11,745)	—	—	(12,771)	113,617
Personnel expenses	30,369	(580)	(5,409)	(1,656)	(2,075)	25,594	(7,710)	38,533
Asset retirement obligations	12,792	(792)	(1,910)	(93)	—	2,314	—	12,311
Interest payable related to income taxes	3,710	(34)	—	—	—	313	—	3,989
Other non-current provisions	6,037	(111)	—	(159)	(1,346)	2,076	350	6,847
Non-current provisions	195,470	(5,946)	(7,319)	(13,653)	(3,421)	30,297	(20,131)	175,297

For further information regarding self-insurance programs, see note 2 d).

Personnel expenses mainly refer to provisions for severance payments and provisions for share-based plans. As of December 31, 2023, provisions for severance payments amounted to €6,831 (2022: €15,923) and provisions for share-based plans amounted to €24,820 (2022: €7,089). See note 23.

The item “Other non-current provisions” in the table above includes provisions for litigation and warranties. The increase during the period that arises from the passage of time and the effect of any change in the discount rate are not material.

Other non-current financial liabilities

As of December 31, 2023 and 2022 other non-current financial liabilities consisted of the following:

Other non-current financial liabilities
in € THOUS
	2023	2022

Put option liabilities	690,567	801,147
Variable payments outstanding for acquisitions	24,666	33,052
Other	427	1,307
Other non-current financial liabilities	715,660	835,506

Other non-current liabilities

As of December 31, 2023 and 2022 other non-current liabilities consisted of the following:

Other non-current liabilities
in € THOUS
	2023	2022

Labor Expense non-current	105,186	105,909
Deferred Income	13,872	9,474
Other	38,458	37,551
Other non-current liabilities	157,516	152,934